Warrants	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Warrants

Note 14 - Warrants

During the years ended December 31, 2018 and 2017, the Company issued five-year warrants in connection with the issuance of the Convertible Notes (see Note 8 to the Financial Statements – Convertible Notes and Convertible Note – Related Party) for the purchase of 1,441,298 shares of common stock and issued five-year warrants for the purchase of 138,392 shares of common stock to the placement agents. In connection with the IPO, the exercise price of the warrants issued to investors and the placement agent in connection with the Convertible Notes became fixed at $4.20 per share and $4.62 per share, respectively, pursuant to the terms of the warrants.

On June 4, 2018, the Company issued five-year warrants for the purchase of 1,725,000 shares of common stock at an exercise price of $6.00 per share to purchasers of Units in the IPO and issued five-year warrants for the purchase of 75,000 shares of common stock at an exercise price of $6.25 to the underwriter for the IPO. Further, in connection with the IPO, warrants for the purchase of 100,570 shares of Series A Preferred Stock were amended such that they became exercisable for the purchase of 116,912 shares of common stock at an exercise price of $4.30 per share. The amendment was accounted for as a modification of a stock award. The Company determined that there was no incremental increase in the fair value for the amendment of the award and accordingly there was no charge to the statement of operations for the years ended December 31, 2018.

On June 18, 2018, the Company issued five-year warrants for the purchase 100,000 shares of common stock to certain consultants. The warrants vested immediately, were exercisable at $4.99 per share and had a grant date fair value of $179,000 using the Black-Scholes pricing model, with the following assumptions used: stock price of $4.93, risk free interest rate of 2.67-2.80%, expected term of 3-5 years, volatility of 42.6% and an annual rate of quarterly dividends of 0%.

A summary of warrant activity during the years ended December 31, 2018 and 2017 is presented below:

	Series A Preferred Stock				Common Stock
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value	Number of Warrants	Weighted Average Exercise Price		Weighted Average Remaining Life in Years	Intrinsic Value
Outstanding, January 1, 2017	100,570	$5.00			416,666	12.00
Issued [1]					204,550	12.00
Exercised
Cancelled					(250,000)
Outstanding, January 1, 2018	100,570	$5.00			371,216	$12.00
Issued	-	-			3,292,443	6.09
Exercised	-	-			-	-
Cancelled	-	-			-	-
Amendment of placement agent warrants [2]	(100,570)	5.00			116,912	4.30
Outstanding, December 31, 2018	-	$-	-	$-	3,780,571	$5.48	[3]	4.1	$-

Exercisable, December 31, 2018	-	$-	-	$-	3,780,571	$5.48		4.1	$-

[1]	Warrants granted in 2017 consist of Series B warrants for purchase of 17,303 shares, convertible note debt holder warrants for purchase of 171,908 shares and convertible note placement agent warrants for purchase of 15,339 shares of common stock.
[2]	In connection with the IPO, placement agent warrants for the purchase of Series A Preferred Stock were amended such that the warrants became exercisable for the number of common stock that would have been issued upon the exercise of the Series A warrant and subsequent conversion to common stock upon the consummation of the IPO. The exercise price was amended to the price equal to the total proceeds that would have been required upon the exercise of the original warrant, divided by the amended number of warrant shares.
The amendment was accounted for as a modification of a stock award. The Company determined that there was no incremental increase in the fair value for the amendment of the award and accordingly there was no charge to the statement of operations for the years ended December 31, 2018.
[3]	Pursuant to the terms of the warrant, the exercise price of the warrants issued to investors and the placement agent in connection with the sale of the Convertible Notes became fixed at $4.20 per share and $4.62 per share, respectively, at the date of the IPO, based upon the price of stock issued in the IPO.

A summary of outstanding and exercisable warrants as of December 31, 2018 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
$12.00	Common Stock	183,969	4.5	183,969
$6.25	Common Stock	75,000	4.4	75,000
$6.00	Common Stock	1,725,000	4.4	1,725,000
$4.99	Common Stock	100,000	4.5	100,000
$4.62	Common Stock	138,392	3.9	138,392
$4.30	Common Stock	116,912	2.1	116,912
$4.20	Common Stock	1,441,298	3.8	1,441,298
		3,780,571		3,780,571